Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Borrowings
20.	Borrowings

	2024 US$’000	2023 US$’000
Current
Bank borrowings	252,556	174,004
Sales and leaseback liabilities (accounted for as financing transaction)	64,506	57,305
Other lease liabilities	19,233	36,019
	336,295	267,328

Non-current
Loans from non-related parties	—	—
Bank borrowings	322,820	398,507
Sales and leaseback liabilities (accounted for as financing transaction)	461,924	622,174
Other lease liabilities	1,210	4,342
	785,954	1,025,023
Total borrowings	1,122,249	1,292,351

Bank borrowings

As at 31 December 2024, bank borrowings consist of ten credit facilities from external financial institutions, amounting to US$473 million, US$374 million, US$216 million, US$84 million (DSF), US$84 million, US$39 million, US$40 million, US$303 million and two borrowing base facilities respectively (2023: US$473 million, US$374 million, US$216 million, US$106 million, US$84 million, US$39 million, US$40 million, US$ 303 million and two borrowing base facilities respectively). The table below summarises key information of the bank borrowings:

Facility amount	Outstanding amount US$’000	Maturity date
US$473 million facility	87,098
- US$413 million term loan		2026
- US$60 million revolving credit facility		2026
US$374 million facility	—
- US$100 million revolving credit facility		2028
US$216 million facility	131,250	2026
US$84 million facility (DSF)	79,683	2029
US$84 million facility	49,855
- US$68 million term loan		2026
- US$16 million revolving credit facility		2026
US$39 million facility	15,464
-US$30 million term loan		2025
-US$9 million revolving credit facility		2025
Up to US$175 million borrowing base facility	40,500	2025
Up to US$175 million borrowing base facility (with an accordion option of up to US$75 million)	58,500	2025
US$40 million facility	35,881	2029
US$303 million facility	80,000
- US$303 million revolving credit facility	—	2029

The Group’s revolving credit facilities will be available for utilisation if there is no event of default or default which is continuing or would result from the proposed utilisation or under the existing utilisations; and relevant conditions are met. The Group pays commitment fees to have these revolving credit facilities which are between 35-40% of the facilities’ margin.

On 11 July 2024, the Group refinanced its US$106 million facility into a US$84 million facility.

On 14 November 2023, the Group cancelled its US$70 million revolving credit facility, which was part of the upsized US$216 million facility.

On 30 August 2023, the Group entered into a US$303 million revolving credit facility.

On 18 July 2023, the Group entered into a US$40 million senior secured term loan facility.

Sales and leaseback liabilities (accounted for as financing transaction)

As of 31 December 2024, the sales and leaseback liabilities (accounted for as financing transaction) consist of various facilities provided by external leasing houses under sale-and-leaseback contracts. Under these contracts, the vessels were legally sold to external leasing houses and leased back by Hafnia. The sale of vessels under these sales and leaseback arrangements did not meet the criteria for sale as prescribed by IFRS 15 Revenue with customers as the Group has assessed that there was no transfer of control of the vessels. The Group still has the present right to direct the use of the vessels and to obtain the remaining economic benefits from the vessels. The Group also has the option/obligation to repurchase the vessels from the leasing houses. As a result of the assessment performed, the vessels were not derecognised from the Group’s balance sheet. These transactions were treated as financing arrangements since lease inception, with the proceeds received from the external leasing houses reflected as sales and leaseback liabilities, which were accounted for as financing transactions.

During the financial year ended 2024, The Group also exercised the purchase options on six of its existing sales and leaseback financings with Jiangsu Financial Lease Co Limited and CSSC (Hong Kong) Shipping Company Limited. These transactions were accounted for as an extinguishment of existing sales and leaseback liabilities (accounted for as financing transaction).

During the financial year ended 2023, as a part of the Group’s ongoing refinancing exercise to refinance the debt that was acquired as a part of the CTI acquisition into lower-priced financing facilities, the Group refinanced five IMO II Handy vessels via sale and leaseback financing with CMB Financial leasing. These transactions were accounted for as an extinguishment of existing sales and leaseback liabilities (accounted for as financing transaction) and the recognition of new sales and leaseback liabilities (accounted for as financing transaction) based on the new borrowing terms. The Group also exercised the purchase options on nine of its existing sales and leaseback financings with AVIC International Leasing, SPDB Financial Leasing, ICBC Financial Leasing and Ocean Yield Limited. These transactions were accounted for as an extinguishment of existing sales and leaseback liabilities (accounted for as financing transaction).

Facility amount	Outstanding amount US$’000	Maturity date
US$414 million SLB facility	324,788	2032
CTI vessels facilities	157,905	2023 – 2031
Hafnia Tankers finance leases	43,737	2025 – 2030

Interest rates

The weighted average effective interest rates per annum of total borrowings at the balance sheet date are as follows:

	2024	2023
Bank borrowings	6.8%	6.7%
Sales and leaseback liabilities (accounted for as financing transaction)	6.9%	7.4%

The exposure of borrowings to interest rate risk is disclosed in Note 24.

Maturity of borrowings

The non-current borrowings have the following maturity:

	2024 US$’000	2023 US$’000
Later than one year and not later than five years	517,013	649,710
Later than five years	268,941	375,313
	785,954	1,025,023

Carrying amounts and fair values

The carrying values of the bank borrowings and sales and leaseback liabilities (accounted for as financing transaction) approximate their fair values as they bear floating interest rates and are re-priceable at one-to-three-month intervals.

Financial and non-financial covenants

The Group has bank borrowings and sales and leaseback liabilities (accounted for as financing transaction) that contain financial and non-financial covenants. Any breach of covenants will result in bank borrowings and sales and leaseback liabilities becoming payable on demand. If the Group continues with its financial position as at the end of the reporting date and there is no significant decrease in the fair values of the vessels, the Group expects to comply with the quarterly reporting covenants for the next 12 months. The Group was in compliance with financial and non-financial covenants as at 31 December 2024 and 31 December 2023.